Deferred charges (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Windstar senior secured notes	Mar. 12, 2012 Windstar senior secured notes	Dec. 31, 2011 Windstar senior secured notes	Jun. 30, 2012 Windstar bridge financing	Mar. 12, 2012 Windstar bridge financing	Dec. 31, 2011 Windstar bridge financing	Nov. 14, 2012 Corporate bridge financing	Jun. 30, 2012 Corporate bridge financing	Dec. 31, 2011 Corporate bridge financing
Debt Instrument [Line Items]
Deferred finance costs, noncurrent, net	$ 81,973	$ 884,586		$ 6,645,380	$ 347,147		$ 6,625,650	$ 346,116	$ 220,000	$ 81,973	$ 191,323